Other operating expenses - Additional Information (Detail) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Sep. 04, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other operating expenses [line items]
Settlement with the Dutch Authorities		€ 775
Lease and sublease payments in respect of operating leases		268	€ 307	€ 310
Criminal investigations, fine [Member]
Disclosure of other operating expenses [line items]
Settlement with the Dutch Authorities	€ 675	675
Criminal investigations, disgorgement [Member]
Disclosure of other operating expenses [line items]
Settlement with the Dutch Authorities	€ 100	100
Netherlands [member]
Disclosure of other operating expenses [line items]
Settlement with the Dutch Authorities		775
Regulatory Cost [Member]
Disclosure of other operating expenses [line items]
Contributions to the Deposit Guarantee Schemes		364	341	316
Contributions to the Single Resolution Fund		208	179	176
Increase in local bank taxes		(6)
Local bank taxes		375	€ 381	€ 351
Adjustment of bank fees related to prior periods		€ 10